Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 1,093,481,204	$ 695,245,970
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	102,066,120	260,389,102
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	344,000,611	150,726,894
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	647,414,473	284,129,974
Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	748,171,693	389,371,306
Up to 30 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	84,896,490	133,063,016
Up to 30 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	342,566,432	89,574,397
Up to 30 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	320,708,771	166,733,893
31-60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	49,593,540	110,099,852
31-60 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	3,032,565	49,211,386
31-60 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	1,403,461	60,808,696
31-60 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	45,157,514	79,770
61-90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	116,403,499	78,645,041
61-90 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	14,137,065	78,114,700
61-90 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	30,231	343,314
61-90 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	102,236,203	187,027
More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	179,312,472	117,129,771
More than 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	487	487
More than 365 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 179,311,985	$ 117,129,284